Note 17 - Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Applicable tax rate		26.00%	26.00%	26.00%
British Columbia [member]
Statement Line Items [Line Items]
Applicable tax rate		11.00%
British Columbia [member] | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate	12.00%
Federal and Provincial British Columbia [member]
Statement Line Items [Line Items]
Applicable tax rate		26.00%
Federal and Provincial British Columbia [member] | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate	27.00%
Canada [member]
Statement Line Items [Line Items]
Operating loss carryforwards		$ 15,706,045	$ 13,184,889
Mexico [member]
Statement Line Items [Line Items]
Operating loss carryforwards		$ 16,378,174	$ 15,415,208